Analysis of Net Debt - Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Disclosure Of Cash Generation And Changes In Our Cash And Cash Equivalents Position [abstract]
Net cash inflow from operating activities	€ 3,466	€ 1,899	€ 2,189
Net cash inflow/(outflow) from investing activities	195	(1,592)	(2,685)
Net cash (outflow)/inflow from financing activities	(2,279)	(113)	343
Increase/(decrease) in cash and cash equivalents	1,382	194	(153)
Cash and cash equivalents at 1 January	2,346	2,135	2,449
Effect of exchange rate changes	27	17	(161)
Cash and cash equivalents at 31 December	3,755	2,346	2,135
Lease liabilities under IFRS 16	(1,511)			€ (1,977)
Bank overdrafts	(41)	(113)	(71)
Borrowings	(8,973)	(9,203)	(7,910)
Derivative financial instruments	65	(14)	50
Total liabilities from financing activities	(10,460)	(9,330)	(7,931)
Group net debt	(6,705)	(6,984)	(5,796)		€ (5,297)
Cash at bank and in hand reclassified as held for sale			(20)
Bank overdrafts reclassified as held for sale			5
Net debt excluding cash and debt reclassified as held for sale	€ (6,705)	€ (6,984)	€ (5,811)